Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2025
Debt Securities In Issue [Abstract]
Schedule of debt securities in issue

	At 30 June 2025			At 31 December 2024
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m

Senior unsecured notes issued	4,344	35,920	40,264	4,608	40,019	44,627
Covered bonds	–	9,676	9,676	–	11,764	11,764
Certificates of deposit issued	–	5,544	5,544	–	5,776	5,776
Securitisation notes	18	5,745	5,763	22	5,185	5,207
Commercial paper	–	11,416	11,416	–	8,090	8,090
	4,362	68,301	72,663	4,630	70,834	75,464